Sustainability costs - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Recycling/waste costs	£ 66	£ 27
Renewable energy attribute certificates	2	2
Inventory write-offs	134	250	£ 250
Severe weather events and other natural conditions
Disclosure of attribution of expenses by nature to their function [line items]
Impairment and repair costs	11
Reversal of inventory write-down	£ 1
Inventory write-offs		£ 9